Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue by Major Revenue

The Company’s CODM evaluates performance based on each reporting segment’s revenues and costs of revenues. Revenues, cost of revenues and gross (loss) profits by segment were presented below.

	For the years ended December 31,
	2024	2023	2022
REVENUES, NET
Graphite anode business	$64,365,362	$44,384,004	$37,580,677
Knowledge sharing and enterprise business	632,379	666,401	544,991
Total revenues	64,997,741	45,050,405	38,125,668

COSTS OF REVENUES
Graphite anode business	70,782,649	57,172,626	35,586,544
Knowledge sharing and enterprise business	12,672	281,030	3,889,502
Total cost of revenues	70,795,321	57,453,656	39,476,046

GROSS (LOSS) PROFIT
Graphite anode business	(6,417,287)	(12,788,622)	1,994,133
Knowledge sharing and enterprise business	619,707	385,371	(3,344,511)
Total gross loss	(5,797,580)	(12,403,251)	(1,350,378)

RECONCILIATION OF LOSS (SEGMENT OF GROSS LOSS)
UNALLOCATED AMOUNTS
OPERATING EXPENSES
Selling expenses	899,760	742,167	1,075,980
General and administrative expenses	7,391,664	13,040,038	12,678,873
Research and development expenses	2,507,324	1,193,082	1,053,882
Impairment of intangible assets	-	3,151,467	2,650,020
Total operating expenses	10,798,748	18,126,754	17,458,755

LOSS FROM OPERATIONS	(16,596,328)	(30,530,005)	(18,809,133)

OTHER (EXPENSES) INCOME
Investment income (losses)	198,176	(1,170,974)	(3,566,561)
Interest expense, net	(2,018,680)	(2,162,109)	(27,128)
Other income, net	441,231	942,138	87,390
Total other expenses	(1,379,273)	(2,390,945)	(3,506,299)

LOSS BEFORE INCOME TAXES	$(17,975,601)	$(32,920,950)	$(22,315,432)